Stockholders' Deficit - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	May 03, 2016	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value		$ 0.001	$ 0.001
Common stock, shares authorized		300,000,000	300,000,000
Preferred stock, par value		$ 0.001
Preferred stock, shares authorized		10,000,000
Preferred stock, shares issued		0
Stock-based compensation expense related to stock options		$ 3.8	$ 5.4
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period			203,967
Proceeds from private placement	$ 24.0
Proceeds from private placement	$ 25.0
Recapitalization for reverse merger, shares	125,000	125,000
Common Stock [Member] | Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period	635,000	634,858
Share price	$ 40.00
Common Stock [Member] | Investor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from private placement	$ 20.0